SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 63 ☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 66 ☒

Tweedy, Browne Fund Inc.

(Exact Name of Registrant as Specified in Charter)

One Station Place, Suite 303

Stamford, CT 06902

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (203) 703-0600

Name and Address of Agent for Service:	Copy to:
Susan Lively Tweedy, Browne Company LLC One Station Place, Suite 303 Stamford, CT 06902	Kenneth E. Burdon, Esq. Simpson Thacher & Bartlett LLP 855 Boylston Street, 9th Floor Boston, MA 02116

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The purpose of this Post-Effective Amendment is to designate a new effective date, October 30, 2026, for the Post-Effective Amendment originally filed on June 4, 2026, for the fund(s).

The Prospectus(es), Statement(s) of Additional Information (SAI), and Part C for the fund(s) are identical to those filed in Post-Effective Amendment No. 59, and the Prospectus(es), SAI(s), and Part C are incorporated herein in their entirety by reference to Post-Effective Amendment No. 59.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 63 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford and the State of Connecticut on the 30th day of September, 2026.

TWEEDY, BROWNE FUND INC.

By:	/s/ Thomas H. Shrager
Thomas H. Shrager
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 63 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Thomas H. Shrager Thomas H. Shrager	President and Director	September 30, 2026

/s/ Robert Q. Wyckoff, Jr. Robert Q. Wyckoff, Jr.	Chairman and Director	September 30, 2026

/s/ Roger R. de Bree Roger R. de Bree	Treasurer	September 30, 2026

/s/ Richard B. Salomon Richard B. Salomon	Director	September 30, 2026

/s/ Robert C. Elliott Robert C. Elliott	Director	September 30, 2026

/s/ Jack E. Fockler Jack E. Fockler	Director	September 30, 2026

/s/ Jeannine G. Caruso Jeannine G. Caruso	Director	September 30, 2026

/s/ Thomas W. Oakley Thomas W. Oakley	Director	September 30, 2026

/s/ Jay Hill Jay Hill	Director	September 30, 2026